BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	$ (77,067)	$ (5,281)	$ (39,111)
Non-controlling interests [member]
Statement [Line Items]
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	18,436	9,022	(26,752)
Reserve of exchange differences on translation (with Non-controlling interests)	$ 57,867	$ (80,965)	$ (183,419)